SCHEDULE OF IDENTIFIED ASSETS ACQUIRED AND LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 23, 2022	Jun. 23, 2022	Apr. 19, 2022
Assets
Goodwill		$ 7,700,569
Yundian [Member]
Assets
Cash and cash equivalents					$ 4,402
Other current assets					36,575
Goodwill					6,596,636
Liabilities
Accounts payable					(141)
Accrued expenses and other current liabilities					(265,472)
Total net assets					$ 6,372,000
Code Beating [Member]
Assets
Cash and cash equivalents				$ 21
Other current assets				78,073
Accounts receivable				613,198
Advances to suppliers, net				4,343,744
Goodwill				5,956,203
Liabilities
Accounts payable				(440,392)
Advance from customer				(4,410,090)
Accrued expenses and other current liabilities				(20,757)
Total net assets				$ 6,120,000
Yuanxing [Member]
Assets
Cash and cash equivalents			$ 12,484
Other current assets			231,687
Accounts receivable			767,120
Property and equipment, net			3,329
Other non-current assets			17,631
Advances to suppliers, net			216,927
Goodwill			1,744,366
Liabilities
Accounts payable			(203,901)
Advance from customer			(21,487)
Accrued expenses and other current liabilities			(128,156)
Total net assets			$ 2,640,000